Income tax - Income tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
PRC statutory tax rate	(25.00%)	(25.00%)	(25.00%)
Effect of tax rate differential for non-PRC entities	7.90%	0.70%	1.80%
Effect of non-deductible expenses	0.10%	0.30%	0.80%
Change in valuation allowance	17.00%	24.00%	22.40%
Actual income tax rate	0.00%	0.00%	0.00%